  As filed with the Securities and Exchange Commission on April 28, 1998
                                                 Registration No. 33-26032

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /   /

                           Post-Effective Amendment No. 13   / X /

                                      AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /   /

                             AMENDMENT NO. 17              / X /

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
                  -------------------------------------------
                           (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana  46802

                           --------------------------

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                              JACK D. HUNTER, ESQ.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802

                           -------------------------

                    (Name and Address of Agent for Service)
                                   Copy to:

                               Kimberly J. Smith
                       Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Ave., N.W.
                            Washington, D.C.  20004
                    ---------------------------------------

                     Title of secrities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.
                    ---------------------------------------



It is proposed that this filing will become effective

           immediately upon filing pursuant to paragraph (b) of Rule 485
      ---

       X   On April 30, 1998*, pursuant to paragraph (b) of Rule 485
      ---
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---

           On         , 1998 Pursuant to paragraph (a)(1) of Rule 485
      ---

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                             CROSS REFERENCE SHEET
                     (PURSUANT TO RULE 495 OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)
                     RELATING TO ITEMS REQUIRED BY FORM N-4




N-4 ITEM          CAPTION IN PROSPECTUS (PART A)
--------          ------------------------------

1.                 Cover Page

2.                 Special terms

3. (a)             Expense Table
   (b)             Not Applicable
   (c)             Not Applicable
   (d)             For Your Information (top of page 2)

4. (a)             Condensed Financial Information
   (b)             Not Applicable
   (c)             Financial Statements

5. (a)             Cover Page; The Lincoln National Life Insurance Company;
   (b)             Variable Annuity Account; Investments of the Variable Annuity
                   Account; Cover Page
   (c)             Investments of the Variable Annuity Account
   (d)             Cover Page
   (e)             Voting Rights
   (f)             Not Applicable

6. (a)             For Your Information; Charges and Other Deductions
   (b)             Charges and Other Deductions
   (c)             Charges and Other Deductions
   (d)             Charges and Other Deductions
   (e)             Charges and Other Deductions
   (f)             Charges and Other Deductions
   (g)             Not Applicable

7. (a)             The Contracts; Investments of the Variable Annuity Account;
                   Annuity Payouts; Voting Rights; Return Privilege
   (b)             Investments of the Variable Annuity Account; The Contracts;
                   Cover Page
   (c)             The Contracts
   (d)             The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM          CAPTION IN PROSPECTUS (PART A)
----------        ------------------------------
8.  (a)           Annuity Payouts
    (b)           Annuity Payouts
    (c)           Annuity Payouts
    (d)           Annuity Payouts
    (e)           Cover Page; Annuity Payouts
    (f)           The Contracts; Annuity Payouts

9.  (a)           The Contracts; Annuity Payouts
    (b)           The Contracts; Annuity Payouts

10. (a)           The Contracts; Cover Page; Charges and Other Deductions
    (b)           The Contracts; Investments of the Variable Annuity Account
    (c)           The Contracts
    (d)           Distribution of the Contracts

11. (a)           The Contracts
    (b)           Restrictions Under the Texas Optional Retirement Program
    (c)           The Contracts
    (d)           The Contracts
    (e)           Return Privilege

12. (a)           Federal Tax Status
    (b)           Cover Page; Federal Tax Status
    (c)           Federal Tax Status

13.               Legal Proceedings

14.               Table of Contents to the Statement of Additional Information
                  (SAI) for Lincoln National Variable Annuity Account E


N-4 ITEM        CAPTION IN STATEMENT OF ADDITIONAL
--------        INFORMATION (PART B)
                ----------------------------------
15.             Cover Page for Part B

16.             Cover Page for Part B

17.  (a)        Not Applicable
     (b)        Not Applicable
     (c)        General Information and History of The
                Lincoln  National Life Insurance
                Company Lincoln Life (Lincoln Life)



              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4



N-4 ITEM          CAPTION IN STATEMENT OF ADDITIONAL
----------        INFORMATION  (PART B)
                  ----------------------------------
18. (a)           Not Applicable
    (b)           Not Applicable
    (c)           Services
    (d)           Not Applicable
    (e)           Not Applicable
    (f)           Not Applicable

19. (a)           Purchase of Securities Being Offered
    (b)           Purchase of Securities Being Offered

20. (a)           Not Applicable
    (b)           Principal Underwriter
    (c)           Not Applicable
    (d)           Not Applicable

21.               Not Applicable

22.               Annuity Payouts [Also see that heading in the Prospectus]

23. (a)           Financial Statements -- Lincoln National Variable Annuity Account E
    (b)           Financial Statements -- The Lincoln National Life Insurance Company

THE AMERICAN LEGACY
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

This Prospectus describes the individual flexible premium deferred variable annuity contract (contract or variable annuity contract) issued by Lincoln Na-tional Life Insurance Co. (Lincoln Life). It is for use with the following re-tirement plans qualified for special tax treatment (qualified plans) under the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and certain tax-exempt organizations 403(b);

2. Qualified corporate employee pension and profit-sharing trusts and quali-fied annuity plans;

3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);

4. Individual retirement annuities (IRA);

5. Government deferred compensation plans (457); and

6. Simplified employee pension plans (SEP).

Section 403(b) business under number (1.) will normally be accepted only for purchase payments qualifying as 403(b) lump sum transfers or rollovers.

The contract described in this Prospectus is also offered to plans established by persons who are not entitled to participate in one of the previously men-tioned plans (nonqualified contracts).

The contract offers you the accumulation of contract value and payment of pe-riodic annuity benefits. These benefits may be paid on a variable or fixed ba-sis or a combination of both. Benefits start at an annuity commencement date which you select. If the annuitant dies before the annuity commencement date, the greater of: 1) the contract value; or 2) the guaranteed minimum death ben-efit (GMDB) or, if in effect, the enhanced guaranteed minimum death benefit (EGMDB) will be paid to the beneficiary. (See Death benefit before the annuity commencement date)

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

The minimum subsequent purchase payment for the contract is $25 per payment, subject to a $300 annual minimum.

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account E (Variable annuity ac-count [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in shares of a class of one or more specified funds of the American Variable Insurance Series (series): Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-In-come Fund, Asset Allocation Fund, High-Yield Bond Fund, Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund. (See Descrip-tion of the series). Both the value of a contract before the annuity commence-ment date and the amounts applied for afterward will depend upon the invest-ment performance of the fund(s) selected. Investments in these funds are nei-ther insured or guaranteed by the U.S. Government nor by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our General Account. However, this Pro-spectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

Special limits apply to withdrawals and transfers from the fixed side of the contract.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the se-ries. Both should be read carefully before investing and kept for future ref-erence.

A statement of additional information (SAI), dated April 30, 1998, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 30, 1998.

TABLE OF CONTENTS

                                                                  Page
----------------------------------------------------------------------
Special terms                                                      3
----------------------------------------------------------------------
Expense tables                                                     4
----------------------------------------------------------------------
Synopsis                                                           6
----------------------------------------------------------------------
Condensed financial information for the variable annuity account   8
----------------------------------------------------------------------
Financial statements                                               9
----------------------------------------------------------------------
Lincoln National Life Insurance Co.                                9
----------------------------------------------------------------------
Fixed side of the contract                                         9
----------------------------------------------------------------------
Variable annuity account (VAA)                                     9
----------------------------------------------------------------------
Investments of the variable annuity account                        9
----------------------------------------------------------------------
Charges and other deductions                                      11
----------------------------------------------------------------------
The contracts                                                     13
----------------------------------------------------------------------
Annuity payouts                                                   17

--------------------------------------------------------------------------------

                                                          Page
--------------------------------------------------------------
Federal tax status                                         18
--------------------------------------------------------------
Voting rights                                              19
--------------------------------------------------------------
Distribution of the contracts                              20
--------------------------------------------------------------
Return privilege                                           20
--------------------------------------------------------------
State regulation                                           20
--------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program   20
--------------------------------------------------------------
Records and reports                                        21
--------------------------------------------------------------
Other information                                          21
--------------------------------------------------------------
Statement of Additional Information
table of contents for
Separate Account E                                         22

--------------------------------------------------------------------------------

SPECIAL TERMS

(Throughout this Prospectus, in order to make the following documents more un-derstandable to you, we have italicized the special terms.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account E, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date. See The con-tracts.

Advisor or investment advisor -- Capital Research and Management Co. (CRMC), which provides investment management services to the series. See Investment advisor.

Annuitant -- The person upon whose life the annuity benefit payouts made after the annuity commencement date will be based.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payout of annuity ben-efits under the annuity payout option selected. For purposes of determining whether an event occurs before or after the annuity commencement date, the an-nuity commencement date is deemed to begin at close of business on the valua-tion date.

Annuity payout option -- An optional form of payout of the annuity available within the contract. See Annuity payouts.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts af-ter the annuity commencement date. See Annuity payouts.

Beneficiary -- The person whom you designate to receive the death benefit, if any, in case of the annuitant's death.

Cash surrender value -- Upon surrender, the contract value less any applicable charges, fees and taxes.

Code -- The Internal Revenue Code of 1986, as amended.

Contract (variable annuity contract) -- The agreement between you and us pro-viding a variable annuity.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout options; designates the beneficiary, etc.). Usually, but not always, the contractowner is also the annuitant.

Contract value -- At a given time, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the an-nuitant dies before the annuity commencement date. See The contracts.

Depositor -- Lincoln National Life Insurance Co.

Enhanced guaranteed minimum death benefit (EGMDB) -- The EGMDB is the greater of: (1) contract value as of the day on which Lincoln Life approves the pay-ment of a death benefit claim; or (2) the highest contract value on any policy anniversary date (including the inception date) from the time the EGMDB takes effect up to and including the annuitant's age 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

Flexible premium deferred contract -- An annuity contract with an initial pur-chase payment, allowing additional purchase payments to be made, and with an-nuity payouts beginning at a future date.

Fund -- Any of the underlying investment options available in the series in which your purchase payments are invested.

Guaranteed minimum death benefit (GMDB) -- The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surren-der charge period has expired). See Death benefit before the annuity commence-ment date.

Home office -- The headquarters of Lincoln National Life Insurance Co., lo-cated at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Purchase payments -- Amounts paid into the contract.

Series -- American Variable Insurance Series (series), the funds in which pur-chase payments are invested.

Statement of additional information (SAI) -- A document required by the SEC to be provided upon request to a prospective purchaser of a contract, you. This free document gives more information about Lincoln Life, the VAA and the vari-able annuity contract.

Subaccount -- That portion of the VAA that reflects investments in accumula-tion and annuity units of a class of a particular fund. There is a separate subaccount which corresponds to each class of a fund under the contracts.

Surrender -- A contract right that allows you to terminate your contract and receive your cash surrender value. See The contracts.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 pm New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Withdrawal -- A contract right that allows you to obtain a portion of your cash surrender value.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

  The maximum contingent deferred sales charge
  (as a percentage of purchase payments surrendered/withdrawn):   6%

The contingent deferred sales charge percentage is reduced over time. The later a redemption occurs, the lower the contingent deferred sales charge with re-spect to that surrender or withdrawal. See Contingent deferred sales charges.

(Note: This charge may be waived in certain cases. See Contingent deferred sales charges.)

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE:   $35

This is a single charge assessed against the contract value on the last valua-tion date of each contract year and upon full surrender; it is not a separate charge for each subaccount.

--------------------------------------------------------------------------------
VARIABLE ANNUITY ACCOUNT E ANNUAL EXPENSES
(as a percentage of average account value for each subaccount*).

                                  Contracts with EGMDB Contracts without EGMDB
Mortality and expense risk fees          1.25%                  1.25%
EGMDB charge                             0.15%                    --
                                         -----                  -----
 Total Account E annual expenses         1.40%                  1.25%

ANNUAL EXPENSES OF THE FUNDS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997 (as a percentage of each fund's average net assets):

                                      Management +   Other    =   Total
                                      fees           expenses     expenses
--------------------------------------------------------------------------
  1. Global Growth                    .71%           .05%         .76%
--------------------------------------------------------------------------
  2. Global Small Capitalization**    .80            .06          .86
--------------------------------------------------------------------------
  3. Growth                           .41            .01          .42
--------------------------------------------------------------------------
  4. International                    .58            .09          .67
--------------------------------------------------------------------------
  5. Growth-Income                    .36            .01          .37
--------------------------------------------------------------------------
  6. Asset Allocation                 .45            .02          .47
--------------------------------------------------------------------------
  7. High-Yield Bond                  .50            .02          .52
--------------------------------------------------------------------------
  8. Bond                             .53            .02          .55
--------------------------------------------------------------------------
  9. U.S. Govt./AAA-Rated Securities  .51            .02          .53
--------------------------------------------------------------------------
  10. Cash Management                 .45            .02          .47

--------------------------------------------------------------------------------

*The VAA is divided into ten separately-named subaccounts, which are available under the contracts. Each subaccount, in turn, invests purchase payments in its respective fund.
**These expenses are estimated amounts for the current fiscal year.

EXAMPLES
(reflecting expenses both of The American Legacy subaccounts and of the funds):

If you surrender your contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
1. Global Growth                    $80    $113    $139    $237
-------------------------------------------------------------------
2. Global Small Capitalization**     81     116     144     248
-------------------------------------------------------------------
3. Growth                            77     103     121     197
-------------------------------------------------------------------
4. International                     79     110     134     224
-------------------------------------------------------------------
5. Growth-Income                     76     101     118     192
-------------------------------------------------------------------
6. Asset Allocation                  77     104     123     202
-------------------------------------------------------------------
7. High-Yield Bond                   78     106     126     208
-------------------------------------------------------------------
8. Bond                              78     107     128     212
-------------------------------------------------------------------
9. U.S. Govt./AAA-Rated Securities   78     106     126     209
-------------------------------------------------------------------
10. Cash Management                  77     104     123     202

--------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
1. Global Growth                    $20    $63     $109    $237
-------------------------------------------------------------------
2. Global Small Capitalization**     21     66      114     248
-------------------------------------------------------------------
3. Growth                            17     53       91     197
-------------------------------------------------------------------
4. International                     19     60      104     224
-------------------------------------------------------------------
5. Growth-Income                     16     51       88     192
-------------------------------------------------------------------
6. Asset Allocation                  17     54       93     202
-------------------------------------------------------------------
7. High-Yield Bond                   18     56       96     208
-------------------------------------------------------------------
8. Bond                              18     57       98     212
-------------------------------------------------------------------
9. U.S. Govt./AAA-Rated Securities   18     56       96     209
-------------------------------------------------------------------
10. Cash Management                  17     54       93     202

--------------------------------------------------------------------------------
*These expenses, calculated as mandated by the SEC, reflect the annual contract fee as the ratio of the total contract fees collected in the most recent fiscal year to the total average net assets of the account.

**These expenses are estimated for the current fiscal year.

All of the figures provided under the subheading annual expenses of the funds and part of the data used to produce the figures in the examples were supplied by the underlying portfolio company (series) through the VAA's principal under-writer, American Funds Distributors, Inc. We have not independently verified this information.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. These examples reflect expenses both of the VAA and of the underlying funds. These examples reflect expenses assuming that the EGMDB is NOT in effect. If the EGMDB is in effect, these expenses will be higher.

For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Man-agement in the Prospectus for the series. Premium taxes may also be applicable, although they do not appear in the table. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. These examples are unaudited.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual annuity contract issued by Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus is intended to provide disclosure only about the variable por-tion of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a segregated asset account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more subaccounts, according to your investment choice. Those assets are not charge-able with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Through its various subaccounts, the VAA uses your purchase payments to purchase series shares, at your direction, in one or more of the following investment funds of the series: Global Growth, Global Small Capitalization, Growth, International, Growth-Income, Asset Allocation, High-Yield Bond, Bond, U.S. Government/ AAA-Rated Securities and Cash Manage-ment. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See Investments of the variable annuity ac-count and Description of the series.

WHO INVESTS MY MONEY? The investment advisor for the series is CRMC, Los Ange-les, California. CRMC is a long-established investment management organization, and is registered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

HOW DOES THE CONTRACT WORK? Once we approve your application, you will be is-sued your individual annuity contract. During the accumulation period, while you are paying in, purchase payments will buy accumulation units under the con-tract. Should you decide to annuitize (that is, change your contract to a pay-out mode rather than an accumulation mode), your accumulation units will be converted to annuity units. Your periodic annuity payout will be based upon the number of annuity units to which you became entitled at the time you decided to annuitize, and the value of each unit on the valuation date. See The contracts.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge.

Should you decide to withdraw contract value before your purchase payments have been in your contract for a certain minimum period, you will incur a contingent deferred sales charge of anywhere from 1% to 6%, depending upon how many full contract years those payments have been in the contract. (Note: This sales charge is not assessed upon: the first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of the contract); automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2; a surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday; a surrender of the contract as a result of the death of the annuitant; or annuitization.

If your state assesses a premium tax with respect to your contract, then at the time the tax is incurred (or at such other time as we may choose), we will de-duct those amounts from purchase payments or contract value, as applicable.

We assess an annual charge in the amount of 1.25% as a mortality and expense risk charge against the daily net asset value of the VAA, including that por-tion of the account attributable to your purchase payments. If the EGMDB is in effect, the aggregate charge against the VAA is 1.40% consisting of a 1.25% mortality and expense risk charge and a 0.15% risk charge for the EGMDB. For a complete discussion of the charges associated with the contract, see Charges and other deductions.

The series pays a fee to its investment advisor, CRMC, based upon the average daily net asset value of each fund in the series. (See Investments of the vari-able annuity account-Investment advisor.) In addition, there are other expenses associated with the daily operations of the series. These are more fully de-scribed in the Prospectus for the series.

HOW MUCH MUST I PAY, AND HOW OFTEN? Subject to the minimum and maximum payments stated on the first page of the Prospectus, the amount and frequency or your payments are completely flexible. See The contracts--Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an annuity payout option. Once you have done so, your periodic payout will be based upon a number of factors. If you participate in the VAA, the changing values of the funds in which you have invested will be one factor. See Annuity payouts. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORT-FOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? If you are the annuitant and also the contractowner, then the beneficiary whom you designate will receive either the GMDB, or the then current value of the contract, whichever is greater. If the EGMDB is in effect, the beneficiary will receive either the EGMDB or the then current value of the contract, which-ever is greater. Your beneficiary will have certain options for how the money is to be paid out. If a contractowner is not also the annuitant, certain spe-cial rules apply. See The contracts--Death benefit before the annuity commence-ment date and Death of contractowner.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS IN THE SERIES? Yes; however, there are limits on how often you may do so. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers after the annuity commencement date.

MAY I TRANSFER CONTRACT VALUE FROM THE FIXED TO THE VARIABLE SIDE OF THE CON-TRACT, AND VICE-VERSA? Yes, subject once again to specific restrictions in the contract. See The contracts--Transfers of accumulation units to and from the General Account.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract re-quirements and to restrictions imposed under certain qualified retirement plans for which the contract is purchased. See The contracts--Surrenders and with-drawals.

If you surrender the contract or make a withdrawal, certain charges may be as-sessed, as discussed above and under Charges and other deductions. In addition, the Internal Revenue Service (IRS) may assess a 10% premature withdrawal pen-alty tax. A surrender or a withdrawal may be subject to 20% withholding. See Federal tax status and withholding.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within 20 days (or a longer pe-riod if required by law) of the date you first receive the contract you return it, postage pre-paid to the home office of Lincoln Life, it will be canceled. However, except in some states, during this period, you assume the risk of a market drop with respect to purchase payments which you allocate to the vari-able side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information relating to accumulation unit values and number of accumulation units for The American Legacy subaccounts for each of the ten years in the period ended December 31, 1997 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial state-ments and notes which are all included in the SAI.

                           1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
---------------------------------------------------------------------------------------------------------
Global Growth
subaccount*+
Accumulation unit value
 .Beginning of period............................................................................  $ 1.000
 .End of period..................................................................................    1.077
Number of accumulation
 units
 .End of period (000's omitted)..................................................................    3,207
---------------------------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 .Beginning of period....  $  .818    .925   1.200   1.133   1.492   1.632   1.875   1.861   2.450   2.743
 .End of period..........  $  .925   1.200   1.133   1.492   1.632   1.875   1.861   2.450   2.743   3.525
Number of accumulation
 units
 .End of period (000's
 omitted)...............   54,124  93,979  99,094 106,335 110,169 111,230 105,312 101,710  90,842  79,939
---------------------------------------------------------------------------------------------------------
International
 subaccount*
Accumulation unit value
 .Beginning of period....................................................  $ 1.000   1.001   1.114   1.294
 .End of period..........................................................  $ 1.001   1.114   1.294   1.393
Number of accumulation
 units
 .End of period (000's omitted)..........................................   27,787  31,592  38,351  36,787
---------------------------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 .Beginning of period....  $  .842    .952   1.180   1.136   1.392   1.484   1.646   1.659   2.180   2.556
 .End of period..........  $  .952   1.180   1.136   1.392   1.484   1.646   1.659   2.180   2.556   3.177
Number of accumulation
 units
 .End of period (000's
 omitted)...............  111,918 195,478 199,880 203,868 201,913 199,178 183,608 172,288 158,861 144,738
---------------------------------------------------------------------------------------------------------
Asset Allocation
 subaccount*
Accumulation unit value
 .Beginning of period....................................................  $ 1.000    .986   1.262   1.443
 .End of period..........................................................  $  .986   1.262   1.443   1.717
Number of accumulation
 units
 .End of period (000's omitted)..........................................    3,807   5,168   7,199   9,568
---------------------------------------------------------------------------------------------------------
High-Yield Bond
 subaccount
Accumulation unit value
 .Beginning of period....  $  .974   1.103   1.204   1.234   1.543   1.714   1.971   1.819   2.188   2.447
 .End of period..........  $ 1.103   1.204   1.234   1.543   1.714   1.971   1.819   2.188   2.447   2.716
Number of accumulation
 units
 .End of period (000's
 omitted)...............   23,858  34,050  29,430  28,254  27,823  29,951  25,988  23,867  20,767  18,911
---------------------------------------------------------------------------------------------------------
Bond subaccount**
Accumulation unit value
 .Beginning of period....................................................................  $ 1.000   1.046
 .End of period..........................................................................  $ 1.046   1.137
Number of accumulation
 units
 .End of period (000's omitted)..........................................................    1,681   2,352
---------------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated
 subaccount
Accumulation unit value
 .Beginning of period....  $  .948   1.012   1.108   1.187   1.359   1.444   1.586   1.498   1.707   1.738
 .End of period..........  $ 1.012   1.108   1.187   1.359   1.444   1.586   1.498   1.707   1.738   1.862
Number of accumulation
 units
 .End of period (000's
 omitted)...............   26,477  42,915  43,779  44,335  42,291  39,387  31,118  29,062  22,652  18,125
---------------------------------------------------------------------------------------------------------
Cash Management
 subaccount
Accumulation unit value
 .Beginning of period....  $ 1.037   1.097   1.179   1.256   1.309   1.335   1.353   1.388   1.447   1.502
 .End of period..........  $ 1.097   1.179   1.256   1.309   1.335   1.353   1.388   1.447   1.502   1.560
Number of accumulation
 units
 .End of period (000's
 omitted)...............   26,381  31,446  29,312  19,913  21,963  13,982  14,312  10,001   9,605   7,318

--------------------------------------------------------------------------------

*The International subaccount and Asset Allocation subaccount began operations on January 3, 1994.

**The Bond subaccount began operations on January 2, 1996 so the figures for 1996 represent experience of less than one year.

*+The Global Growth subaccount began operations on April 30, 1997 so the figures for 1997 represent experience of less than one year.

There is a Global Small Capitalization subaccount but it is not in the chart because it did not begin activity until 1998.

Unit Values are for contracts without the EGMDB. For those contracts with the EGMDB, the unit values are lower.

FINANCIAL STATEMENTS

The financial statements for the VAA and Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

LINCOLN NATIONAL LIFE
INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

FIXED SIDE OF THE CONTRACT

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and DO NOT participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests therein are subject to regulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclo-sures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

VARIABLE ANNUITY ACCOUNT
(VAA)

On September 26, 1986, the VAA was established as an insurance company sepa-rate account under Indiana law. It is registered with the SEC as a unit in-vestment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the defini-tion of separate account under the federal securities laws. We do not guaran-tee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

INVESTMENTS OF THE VARIABLE
ANNUITY ACCOUNT

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund in the se-ries. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISOR
The investment advisor for the series is CRMC, 333 South Hope Street, Los An-geles, California 90071. CRMC is one of the nation's largest and oldest in-vestment management organizations. As compensation for its services to the se-ries, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and redemptions of shares, in the Prospectus for the series.

DESCRIPTION OF THE SERIES
The series was organized as a Massachusetts business trust in 1983 and is reg-istered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securi-ties of any one company. An open-end company is one which, in this case, per-mits Lincoln Life to sell its shares back to the series when you make a with-drawal, surrender the contract or transfer from one fund to another. Manage-ment investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has ten separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution ar-rangement; and (4) each class has separate voting rights on any matter submit-ted to shareholders in which the interests of one class differ from the inter-ests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as Class 1 and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 but not Class 1 shares are sub-ject to a
12b-1 plan. Only Class 1 shares are available under the contracts.

The investment objectives and policies of certain funds are similar to the in-vestment objectives and policies of portfolios, other than the funds, that are advised by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are advised by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio advised by the advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series, which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

1. Global Growth Fund--The investment objective is to achieve long-term growth of capital by investing in securities of issuers domiciled around the world. The fund will invest primarily in common stocks but may invest in other securities such as preferred stock, debt securities and securities convertible into common stock. PLEASE NOTE: THIS FUND IS NOT YET AVAILABLE IN CALIFORNIA. PLEASE CONSULT YOUR INVESTMENT DEALER FOR CURRENT INFORMA-TION ABOUT THE GLOBAL GROWTH FUND'S AVAILABILITY.

2. Global Small Capitalization Fund--This fund seeks long-term growth of capi-tal by investing primarily in equity securities of companies domiciled around the world with relatively small market capitalizations (share price times the number of equity securities outstanding). The fund may also in-vest in securities convertible into common stocks, straight debt securi-ties, government securities or nonconvertible preferred stocks. PLEASE
   NOTE: THIS FUND IS NOT YET AVAILABLE IN ALL STATES. PLEASE CONSULT YOUR IN-VESTMENT DEALER FOR CURRENT INFORMATION ABOUT ITS AVAILABILITY.

3. Growth Fund--This fund seeks to provide growth of capital. Whatever current income is generated by the fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

4. International Fund--The investment objective is long-term growth of capital by investing primarily in securities of issuers domiciled outside the United states.

5. Growth-Income Fund--The investment objective is growth of capital and in-come. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Fund consist principally of a diversified group of common stocks, but other types of securities may be held when deemed advisable including preferred stocks and corporate bonds, including convertible bonds.

6. Asset Allocation Fund--This fund seeks total return (including income and capital gains) and preservation of capital over the long-term by investing in a diversified portfolio of securities. These securities can include common stocks and other equity-type securities (such as convert-ible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments.

7. High-Yield Bond Fund--The investment objective is a fully managed, diversi-fied bond portfolio. It seeks high current income and secondarily seeks capital appreciation. This fund will generally be invested substantially in intermediate-and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

8. Bond Fund--The fund seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities including: marketable corporate debt securities, loan participations, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

9. U.S. Government/AAA-Rated Securities Fund--This fund seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

10. Cash Management Fund--The investment objective is high yield while pre-serving capital by investing in a diversified selection of money market instruments.

SALE OF FUND SHARES BY THE SERIES
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/ with-drawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared fund-ing.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Pro-spectus for the series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected in changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right, within the law, to make additions, deletions and substi-tutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already pur-chased, or to be purchased in the future, under the contract. This substitu-tion might occur if shares of a fund should no longer be available, or if in-vestment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) No substitution of the shares attributable to your account may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services in-clude: processing applications for and issuing the contracts, processing pur-chases and redemptions of fund shares as required (including dollar cost aver-aging, cross-reinvestment, and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount val-ues), reconciling and depositing cash receipts, providing contract confirma-tions, providing toll-free inquiry services and furnishing telephone fund transfer services. The benefits we provide include death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume in-clude: the risk that the actual life span of persons receiving annuity payouts under contract guarantees will exceed the assumptions reflected in our guaran-teed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB or GMDB, will ex-ceed actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us). The amount of a charge may not necessarily correspond to the costs asso-ciated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. For example, the contin-gent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

MAINTENANCE CHARGE
We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge applies (except as described below) to sur-renders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                       Number of complete contract years that
                                       a
                                       purchase
                                       payment
                                       has
                                       been
                                       invested
---------------------------------------------------------------------------------
                                       Less   At
                                       than   least
                                       2      2       3     4     5     6     7+
Contingent deferred sales
charge as a percentage of
the surrendered or withdrawn purchase
payments                               6%     5       4     3     2     1     0

A contingent deferred sales charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% with-drawal exception does not apply to a surrender of a contract);

3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday.

5. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln National Corp. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

6. A surrender of the contract as a result of the death of the annuitant.

However, the contingent deferred sales charge is not waived as a result of the death of a contractowner who is not the annuitant.

The contingent deferred sales charge is calculated separately for each con-tract year's purchase payments to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The contingent deferred sales charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

DEDUCTIONS FROM THE VAA FOR ASSUMPTION OF MORTALITY AND EXPENSE RISKS
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.25% of the daily net asset value as a mortality and expense risk charge. For those contracts which include the EGMDB, the aggregate charge against the VAA is 1.40% consisting of a 1.25% mortality and expense risk charge and a 0.15% risk charge for the EGMDB.

DEDUCTIONS FOR PREMIUM TAXES
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gen-erally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS
There are deductions from and expenses paid out of the assets of the under-lying series that are described in the Prospectus for the series.

ADDITIONAL INFORMATION
The administrative and contingent deferred sales charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or admin-istrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment proce-dures, (2) the performance of administrative or sales functions by the employ-er, (3) the use by an em-ployer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and contingent deferred sales charges applicable to a particular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be com-pleted within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you specifically autho-rize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.

WHO CAN INVEST?
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annu-itant cannot be older than age 85 (or older than age 80 in Pennsylvania).

PURCHASE PAYMENTS
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for non-qualified contracts and Section 403(b) transfers/rollovers; and $300 for quali-fied contracts. The minimum annual amount for subsequent purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per pay-ment. Purchase payments in total may not exceed $1 million for each annuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, the maturity date, the death of the contractowner or the death of the annuitant, whichever comes first.

VALUATION DATE
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently 4:00 p.m., New York time) on each day the NYSE is open (valua-tion date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under the contract. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at the home office if received before 4:00 p.m., New York time. If the purchase payment is re-ceived at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units de-termined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be estab-lished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the begin-ning of the valuation period by the net asset value per share of the fund at the end of the valuation period and adding any dividend or other distri-bution of the fund if an ex-dividend date occurs during the valuation peri-od; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may in-clude a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charge imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge multiplied by the number of calen-dar days in the valuation period. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of con-tracts will have different corresponding accumulation unit values on any given day.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive your request provided that your request is received by 4 p.m. New York time. If your request is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. The minimum amount which may be trans-ferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made by writing to the home office or, if a telephone ex-change authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying informa-tion before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identifica-tion. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirma-tion of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS TO AND FROM THE GENERAL ACCOUNT ON OR BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. These transfers cannot be elected more than six times every contract year. We reserve the right to waive this six-time limit. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a trans-fer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed ac-count; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.

These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment in one subaccount to an-other subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, no transfers are allowed from the fixed side of the contract to the subaccounts.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to re-quest that you send us the contract for endorsement of a change of beneficia-ry.

If the annuitant dies before the annuity commencement date, a death benefit equal to the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract, will be paid to your designated beneficiary.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof, satisfactory to us, of the death of the annuitant; (2) Written au-thorization for payment; and (3) Our receipt of all required claim forms, fully completed.

The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes in-curred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in-first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

The EGMDB is an alternative to the GMDB for owners of nonqualified contracts or contracts used under an IRA plan. Under the EGMDB, the death benefit pay-able is the amount equal to the greater of: (1) contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (in-cluding the inception date) from the time the EGMDB takes effect up to and in-cluding the annuitant's age up to and including 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

You can elect the EGMDB during a limited period ending six months after the benefit is approved in your state or ending December 31, 1997, whichever is later. Please see your investment dealer for assistance.

If you elect the EGMDB during this limited period, the benefit will take ef-fect as of the valuation time on the next policy anniversary date following our receipt of the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If we receive an election for this bene-fit on a policy anniversary date, the EGMDB will take effect and we will begin deducting the charge for the benefit at the valuation time on that date.

If you elect the EGMDB, you may discontinue the benefit at any time by com-pleting the Enchanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued effective at the valuation time on the next policy anniversary date after we receive the re-quest, and we will cease deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the valuation time on that date. If you discon-tinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump-sum settlement or an annuity payout. Fed-eral tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump-sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. If an election has not been made by the end of the 60-day period, a lump-sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations gov-erning payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective in-terests (There are no restrictions on the beneficiary's use of the pro-ceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.

JOINT/CONTINGENT OWNERSHIP
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, in-dependently of the other, may exercise any ownership rights in this contract.

A contingent owner may not exercise ownership rights in this contract while the contractowner is living.

DEATH OF CONTRACTOWNER
If the contractowner of a nonqualified contract dies before the annuity com-mencement date, then, in compliance with the code, the cash surrender value of the contract will be paid as follows:

1. Upon the death of a non-annuitant contractowner, the cash surrender value shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this con-tract regarding death of annuitant will control. If the beneficiary is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner. If the surviving spouse elects to continue the con-tract, the contract will continue as though no death benefit had been payable.

The code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not exceeding the beneficiary's life expec-tancy.

SURRENDERS AND WITHDRAWALS
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity payout option you select.

Special restrictions on surrenders/withdrawals apply if your contract is pur-chased as part of a retirement plan of a public school system or 501(c)(3) or-ganization under Section 403(b) of the code. Beginning January 1, 1989, in or-der for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) sepa-rates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attribut-able to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

The contract value available upon surrender/withdrawal is the cash surrender value of the contract at the end of the valuation period during which the writ-ten request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with the surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Participants in the Texas Optional Retirement Program should refer to Restric-tions under the Texas Optional Retirement Program, later in this Prospectus booklet.

If the total contract value is less than $300, and if no purchase payments have been made for at least two years, we reserve the right to terminate the con-tract.

REINVESTMENT PRIVILEGE
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvest-ment purchase.

AMENDMENT OF CONTRACT
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be noti-fied in writing of any changes, modifications or waivers.

COMMISSIONS
The maximum commission which will be paid to dealers is equal to 4.0% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.40% of each contract year's increased GMDB (regardless of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.30% of purchase payments and up to 0.05% of the contract value in the VAA while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.0% of contract value can be paid to dealers upon annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.

OWNERSHIP

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as per-mitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collaterally as-signed. We assume no responsibility for the validity or effect of any assign-ment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for an-nuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available:

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF HE/SHE DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guaran-tees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, di-vided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for pay-ment by the home office.

GENERAL INFORMATION
None of the options listed above currently provide withdrawal features, per-mitting the contractowner to withdraw commuted values as a lump sum payment. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the re-quirements of the contract as well as Sections 72(s) and 401(a)(9) of the code, if applicable. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the annuitant's 85th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or sur-viving annuitant's death in case of a joint life annuity) will be paid to your beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX ADVICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any applicable state, local or foreign tax law, other than the imposition of any state premium taxes (See Deductions for premium taxes). If you are concerned about the tax implica-tions with respect to the contracts, you should consult a tax advisor. The fol-lowing discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

TAXATION OF NONQUALIFIED CONTRACTS
You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a con-tract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as or-dinary income. For purchase payments made after February 28, 1986, a contractowner who is not a natural person (for example, a corporation), subject to limited exceptions, will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. [See Section 72(u) of the code.] The next discussion ap-plies to contracts owned by natural persons.

In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any purchase payment paid by or on behalf of an individual under a con-tract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity pay-out selected under the contract, the contractowner of an annuity payout gener-ally is taxed on the portion of such payout that exceeds the investment in the contract. For variable annuity payouts, the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the con-tract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that repre-sents the same ratio that the investment in the contract bears to the total ex-pected value of payouts for the term of the annuity; the remainder of each pay-out is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

All or a portion of a withdrawal may be taxable. Additionally, there may be im-posed a penalty tax on distributions equal to 10% of the amount treated as tax-able income. The penalty tax is not imposed in certain circumstances, which generally are distributions:

1. Received on or after the contractowner attaining age 59 1/2;

2. Made as a result of death or disability of the contractowner;

3. Received in substantially equal periodic payments such as a life annuity (subject to special recapture rules if the series of payouts is subsequently modified);

4. Under a qualified funding asset in a structured settlement;

5. Under an immediate annuity contract as defined in the code;

6. Under a contract purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS
The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1. Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code (normally for transfers or rollovers only);

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the code;

4. Deferred compensation plans of state or local governments, qualified under
   Section 457 of the code; and/or

5. SEPs, qualified under Section 408(k) of the code.

The tax rules applicable to these plans, including restrictions on contribu-tions and benefits, taxation of distributions and any tax penalties, vary ac-cording to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax consequences.

MULTIPLE CONTRACTS
All contracts entered into after October 21, 1988, and issued by the same in-surance company (or its affiliates) to the same contractowner during any cal-endar year will be treated as a single contract for tax purposes.

INVESTOR CONTROL
The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the invest-ments underlying the contract. They may consider the number of investment op-tions or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Section 817(h) of the code and the related regulations that the Treasury De-partment has adopted require that assets underlying a variable annuity con-tract be adequately diversified. The regulations provide that a variable annu-ity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contractowner or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by the contractowner if the income, for the period the contract was not diversified, had been received by the contractowner. If the failure to diver-sify is not corrected in this manner, the contractowner of an annuity contract will be deemed to be the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our interpretation of the code and regulations thereunder, that the investments underlying this con-tract meet these diversification standards.

WITHHOLDING
Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the Unemployment Compensation Amendments of 1992 (UCA), 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans (except IRAs) and Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The UCA imposes a man-datory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity or individual retirement account. Dis-tributions from Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which in-vest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. After the an-nuity commencement date, the votes attributable to a contract will decrease.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholder's meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the series. Since the series engages in shared funding, other persons or entities beside Lincoln Life may vote series shares. See Sale of fund shares by the series.

DISTRIBUTION OF THE CONTRACTS

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, Ca 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage pre-paid, to the home of-fice at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any con-tract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits partic-ipants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as de-fined in Texas law;

2. Retirement; or

3. Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services, to the VAA. We will mail to you, at your last known address of record at the home of-fice, at least semiannually after the first contract year, reports containing information required by the 1940 Act or any other applicable law or regula-tion.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those con-tracts and instruments, please refer to those documents as filed with the SEC. Lincoln National Variable Annuity Account H and Lincoln National Flexible Pre-mium Variable Life Accounts F, G and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annu-ity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.

PREPARING FOR YEAR 2000

Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the VAA related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the VAA. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the VAA, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the ac-curate and orderly operation of the VAA beginning in the year 2000.

The year 2000 issue is pervasive and complex and affects virtually every as-pect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer sys-tems of vendors, suppliers, customers and other business partners are particu-larly vulnerable. The inability to properly recognize date-sensitive elec-tronic information and to transfer data between systems could cause errors or even complete failure to systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the VAA. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the pro-gress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, with the modi-fication of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant oper-ations problems for their respective computer systems. In addition, the Compa-nies are incorporating potential issues surrounding year 2000 into their con-tingency planning process, in the event that, despite these substantial ef-forts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both.

The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could dif-fer significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

LEGAL PROCEEDINGS

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are rou-tine and in the ordinary course of business. In some instances these proceed-ings include claims for unspecified or substantial punitive damages and simi-lar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate lia-bility, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Two lawsuits involve alleged fraud in the sale of interest-sensitive universal and whole life insurance policies. These two suits have been filed as class ac-tions against Lincoln Life, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.



STATEMENT OF ADDITIONAL

INFORMATION TABLE OF

CONTENTS FOR

SEPARATE ACCOUNT E

Item
-----------------------------------------
General information and history of
Lincoln Life
-----------------------------------------
Special terms
-----------------------------------------
Services
-----------------------------------------
Principal underwriter
-----------------------------------------
Purchase of securities being offered
-----------------------------------------

For a free copy of the SAI please see page one of this booklet.

Item
-------------------------------------------------
Annuity payouts
-------------------------------------------------
Federal tax status
-------------------------------------------------
Automatic increase in the guaranteed minimum
death benefit
-------------------------------------------------
Financial statements
-------------------------------------------------

THE AMERICAN LEGACY

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT E (REGISTRANT)

LINCOLN NATIONAL
LIFE INSURANCE CO. (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account E dated April 30, 1998. You may obtain a copy of the Account E Prospectus on request and without charge. Please write American Leg-acy Customer Service, Lincoln National Life Insurance Co., P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

TABLE OF CONTENTS

                                      Page
------------------------------------------
GENERAL INFORMATION AND HISTORY OF
LINCOLN LIFE                          B-2
------------------------------------------
SPECIAL TERMS                         B-2
------------------------------------------
SERVICES                              B-2
------------------------------------------
PRINCIPAL UNDERWRITER                 B-2
------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED  B-2
------------------------------------------

                                      Page
                                         -
ANNUITY PAYOUTS                       B-2
                                         -
FEDERAL TAX STATUS                    B-3
                                         -
AUTOMATIC INCREASE IN THE GUARANTEED
MINIMUM DEATH BENEFIT                 B-6
                                         -
FINANCIAL STATEMENTS                  B-6
                                         -

The date of this SAI is April 30, 1998.

GENERAL INFORMATION AND HISTORY OF LINCOLN NATIONAL LIFE INSURANCE CO. (LINCOLN LIFE)

The prior Depositor of the Account, Lincoln National Pension Insurance Compa-ny, was merged into Lincoln Life, effective January 1, 1989. Lincoln Life, or-ganized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of annuities and life and health insurance contracts, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance holding company domi-ciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the NYSE is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If any of these holidays occurs on a week-end day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the variable annuity account (VAA) and the statu-tory-basis financial statements and schedules of Lincoln Life appearing in this SAI and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear else-where in this document and in the Registration Statement. The financial state-ments and schedules audited by Ernst & Young, LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties re-sponsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are no longer being offered. Although there are no special pur-chase plans for any class of prospectus buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of the LNC, the Capital Group, Inc., their affiliated or managed companies and certain other persons. See Contingent deferred sales charges in the Prospectus.

Both before and after the annuity commencement date, there are exchange privi-leges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract before the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calcula-tion: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained as follows.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the con-tract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity pay-out will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed in-vestment return at the rate of 4% per annum. The first annuity payout is de-termined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will in-crease at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not as-sociated with employer sponsored plans and where not prohibited by law.

At the annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent annuity payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appro-priate annuity unit value for the valuation date ending 14 days before the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immedi-ately preceding valuation date by the product of:

a. The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b. A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the code). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net cap-ital gain are automatically retained as part of the reserves under the con-tract. Under existing federal income tax law, Lincoln Life believes that the VAA investment income and realized net capital gain are not taxed to the ex-tent they are retained as part of the reserves under the contract. According-ly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the VAA, then Lincoln Life may impose a charge against the VAA (with respect to some or all contracts) in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS
Section 817(h) of the code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate ac-counts of insurance companies) underlying the contract be adequately diversi-fied in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the code. The VAA, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the funds in which the VAA invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the series or its investments. However, Lincoln Life believes that each fund in which the VAA owns shares will meet the diversification requirements and that therefore the contracts will be treated as annuities under the code.

The regulations relating to diversification requirements do not provide guid-ance concerning the extent to which contractowners may direct their invest-ments to particular subaccounts of a separate account. When guidance is pro-vided, the contract may need to be modified to comply with that guidance. For these reasons, Lincoln Life reserves the right to modify the contract as nec-essary to prevent the contractowner from being considered the owner of the as-sets of the VAA.

In addition, Section 72(s) of the code provides that contracts issued after January 18, 1995, will not be treated as annuity contracts for purposes of Section 72 unless the contract provides that (1) if any contractowner dies on or after the annuity starting date be-fore the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (2) if any contractowner dies before the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied if any portion of the contractowner's interest that is payable to or for the benefit of a desig-nated beneficiary is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the contractowner's death. The designated beneficiary must be a natural person. However, the contract may be continued in the name of the contractowner's surviving spouse as the contractowner. Contracts issued after January 18, 1995, contain provisions in-tended to comply with these code requirements. No regulations interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in contracts issued after January 18, 1995 satisfy all such code requirements. However, Lincoln Life believes that such provi-sions in such contracts meet these requirements. Lincoln Life intends to re-view such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or other-wise.

TAX STATUS OF CONTRACTS USED WITH CERTAIN PLANS
The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the code and applicable rulings and regula-tions, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's un-derstanding of the current federal tax laws as interpreted by the IRS. Pur-chasers of contracts for use with such a plan and plan participants should consult counsel and other competent advisors as to the suitability of the plan and the contract to their specific needs, and as to applicable code limita-tions and tax consequences. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and con-ditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND 501(C)(3)
ORGANIZATIONS [SECTION 403(B) PLANS]
Payments made to purchase annuity contracts by public school systems or 501(c)(3) organizations for their employees are excludable from the gross in-come of the employee to the extent that aggregate payments for the employee do not exceed the exclusion allowance provided by Section 403(b) of the code, the over-all limits for excludable contributions of Section 415 of the code or the limit on elective contributions. Furthermore, the investment results of the fund credited to the account are not taxable until benefits are received ei-ther in the form of annuity payments, in a single sum, or a withdrawal.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION
AND PROFIT-SHARING TRUSTS AND QUALIFIED
ANNUITY PLANS
Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until dis-tributed. However, the employee may be required to include these amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Section 401(a) or 403(a) of the code are subject to extensive rules, including limitations on maximum contri-butions or benefits. For plan years beginning after December 31, 1996, tax ex-empt organizations, except state and local governments, may have 401(k) plans.

Distributions of amounts in excess of nondeductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a lump-sum distribution, that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee, and the benefits are paid as a result of the employee's death or separation from service or after the employee attains 59 1/2, taxable gain may be eligible for special lump sum averaging treatment. These special tax rules are not avail-able in all cases.

SELF-EMPLOYED INDIVIDUALS
(H.R. 10 OR KEOGH)
Under code provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans, although certain of these rules have been repealed or modified effective in 1984. Pur-chasers of the contracts for use with H.R. 10 plans should seek competent ad-vice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the code, individuals may participate in a retirement program known as individual retirement annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the in-dividual and his spouse) exceeds a specified amount. Distributions from cer-tain other IRA plans or qualified plans may be rolled over to an IRA on a tax deferred basis without regard to the limit on contributions, provided certain requirements are met. Distributions from IRA's are subject to certain restric-tions. Deductible IRA contributions and all IRA earnings will be taxed as or-dinary income when distributed. The failure to satisfy certain code require-ments with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS
(SECTION 457 PLANS)
Under the code provisions, employees and independent contractors (partici-pants) performing services for state and local governments and tax-exempt or-ganizations may establish deferred compensation plans. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsor-ing employer and are subject to the claims of its creditors. Plans of state or local governments established on August 20, 1996, or later, must hold all as-sets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of Section 457 of the code are not taxable as income to the participant until paid or otherwise made available to the participant or bene-ficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33 1/3% of the participant's includable compensation. However, in the lim-ited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS [SECTION 408(K)]
An employer may make contributions on behalf of employees to a simplified em-ployee pension plan (SEP) as provided by Section 408(k) of the code. The con-tributions and distribution dates are limited by the code provisions. All dis-tributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or dis-ability) or the failure to satisfy certain other code requirements may result in adverse tax consequences. For tax years after 1996, salary reductions SEPs (SAR/SEP) may no longer be established. However, SAR/SEPs in existence before January 1, 1997 may continue to receive contributions.

TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS
The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than 457 Plans.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (gen-erally, the employee's own nondeductible contributions) constitutes his in-vestment in the contract. If a distribution is made in the form of annuity payouts, the employee's investment in the contract (adjusted for certain re-fund provisions) divided by his life expectancy (or other period for which an-nuity payouts are expected to be made) constitutes a tax-free return of capi-tal each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. However, for employees whose annuity starting date is after December 31, 1986, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. Notwithstanding the above, if the employee's annuity starting date was on or before July 1, 1986 and if his in-vestment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such investment. For amounts distributed after 1986, new rules generally pro-vide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribu-tion is made in a single payout, the proceeds may qualify for special lump-sum distribution treatment under certain qualified plans, as discussed previously. Otherwise, the amount by which the payout exceeds the investment in the con-tract (adjusted for any prior withdrawals) allocated to that payout, if any, will be taxed as ordinary income in the year of receipt.

Distributions from qualified plans, 403(b) plans and IRAs will be subject to
(1) a 10% penalty tax if made before age 59 1/2 unless certain other excep-tions apply, and (2) except during 1997, 1998, and 1999, a 15% penalty tax on combined annual distributions in excess of $150,000 (as indexed), subject to various special rules. Failure to meet certain minimum distribution require-ments for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS
It should be understood that the foregoing comments about the federal tax con-sequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or for-eign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the above plans, a tax advisor should be consulted.

AUTOMATIC INCREASE IN THE GUARANTEED MINIMUM DEATH BENEFIT

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln Life will automatically increase the guar-anteed minimum death benefit (GMDB):

Lincoln Life will automatically increase the GMDB, separately for each con-tract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contin-gent deferred sales charge expires on those payments).

The attributable gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the in-crease is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary. However, if con-tract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any attributable gain, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The appli-cation of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the con-tract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and with-drawals occur at the beginning of the contract year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calculated by applying the IRR to the purchase payments, less any withdraw-als applied on a FIFO basis.

FINANCIAL STATEMENTS

Financial statements for the VAA and Lincoln Life appear on the following pages. For more information about the financial statements for the company provided in this SAI, please see the cover page of this SAI.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

STATEMENT OF NET ASSETS

DECEMBER 31, 1997

                                  Percent              Growth-
                                  of Net               Income       Growth
                                  Assets  Combined     Account      Account
--------------------------------------------------------------------------------
ASSETS
 Investments in American
 Variable Insurance Series at
 net asset value:
 . Growth-Income Fund-
   12,695,837,077 shares at
   $36.42 per share (cost-
   $309,899,216)                    50.4% $462,382,386 $462,382,386
 -------------------------------
 . Growth Fund-6,295,754, 525
   shares at $44.98 per share
   (cost-$194,316,712)              30.9   283,183,488              $283,183,488
 -------------------------------
 . Asset Allocation Fund-
   1,085,551,796 shares at
   $15.32 per share (cost-
   $15,070,247)                      1.8    16,630,654
 -------------------------------
 . High-Yield Bond Fund-
   3,525,026,878 shares at
   $14.66 per share (cost-
   $47,845,751)                      5.6    51,676,925
 -------------------------------
 . U.S. Government/AAA-Rated
   Securities Fund-3,057,872,962
   shares at $11.10 per share
   (cost-$33,456,334)                3.7    33,940,170
 -------------------------------
 . Cash Management Fund-
   1,044,378,380 shares at
   $11.01 per share (cost-
   $11,570,736)                      1.3    11,498,606
 -------------------------------
 . International Fund-
   3,553,046,565 shares at
   $14.48 per share (cost-
   $50,128,583)                      5.6    51,448,114
 -------------------------------
 . Bond Fund-266,011,478 shares
   at $10.43 per share (cost-
   $2,709,839)                       0.3     2,774,500
 -------------------------------
 . Global Growth Fund-
   322,300,484 shares at $10.78
   per share (cost-$3,487,921)       0.4     3,474,399
 -------------------------------   -----  ------------ ------------ ------------
TOTAL INVESTMENTS AND TOTAL
 ASSETS
 (Cost-$668,285,139)               100.0   917,009,242  462,382,386  283,183,488
--------------------------------
LIABILITY--Payable to The
 Lincoln National Life Insurance
 Company                             0.0        31,374       15,813        9,661
--------------------------------   -----  ------------ ------------ ------------
NET ASSETS                         100.0% $916,977,868 $462,366,573 $283,173,827
                                   =====  ============ ============ ============
Net assets are represented by:
 Legacy I without guaranteed
  minimum death benefit
 . Units in accumulation period                         143,541,423   79,286,918
 -------------------------------
 . Annuity reserves units                                   807,815      395,292
 -------------------------------
 . Unit value                                          $      3.177 $      3.525
 -------------------------------
 . Value in accumulation period                         456,000,283  279,484,697
 -------------------------------
 . Annuity reserves                                       2,566,255    1,393,392
 -------------------------------                       ------------ ------------
                                                        458,566,538  280,878,089
                                                       ------------ ------------
 Legacy I with guaranteed
  minimum death benefit
 . Units in accumulation period                           1,196,919      651,636
 -------------------------------
 . Unit value                                          $      3.175 $      3.523
 -------------------------------
 . Value in accumulation period                           3,800,035    2,295,738
 -------------------------------                       ------------ ------------
TOTAL NET ASSETS                                       $462,366,573 $283,173,827
                                                       ============ ============

See accompanying notes.

                         U.S.
                         Government/
 Asset       High-Yield  AAA-Rated   Cash                                 Global
 Allocation  Bond        Securities  Management  International Bond       Growth
 Account     Account     Account     Account     Account       Account    Account
------------------------------------------------------------------------------------
 $16,630,654
             $51,676,925
                         $33,940,170
                                     $11,498,606
                                                  $51,448,114
                                                               $2,774,500
                                                                          $3,474,399
 ----------- ----------- ----------- -----------  -----------  ---------- ----------
  16,630,654  51,676,925  33,940,170  11,498,606   51,448,114   2,774,500  3,474,399
         569       1,771       1,161         395        1,791          95        118
 ----------- ----------- ----------- -----------  -----------  ---------- ----------
 $16,630,085 $51,675,154 $33,939,009 $11,498,211  $51,446,323  $2,774,405 $3,474,281
 =========== =========== =========== ===========  ===========  ========== ==========
   9,518,993  18,707,397  17,974,764   7,105,104   36,401,025   2,350,047  3,197,019
     117,167     112,784     105,204      52,457      132,812      87,195     19,619
 $     1.717 $     2.716 $     1.862 $     1.560  $     1.393  $    1.137 $    1.077
  16,344,709  50,816,152  33,463,941  11,083,987   50,724,285   2,672,963  3,441,970
     201,183     306,361     195,859      81,834      185,071      99,178     21,123
 ----------- ----------- ----------- -----------  -----------  ---------- ----------
  16,545,892  51,122,513  33,659,800  11,165,821   50,909,356   2,772,141  3,463,093
 ----------- ----------- ----------- -----------  -----------  ---------- ----------
      49,069     203,599     150,093     213,244      385,609       1,992     10,400
 $     1.716 $     2.714 $     1.860 $     1.559  $     1.393  $    1.136 $    1.076
      84,193     552,641     279,209     332,390      536,967       2,264     11,188
 ----------- ----------- ----------- -----------  -----------  ---------- ----------
 $16,630,085 $51,675,154 $33,939,009 $11,498,211  $51,446,323  $2,774,405 $3,474,281
 =========== =========== =========== ===========  ===========  ========== ==========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997



                                           Growth-                   Asset
                                           Income       Growth       Allocation
                             Combined      Account      Account      Account
--------------------------------------------------------------------------------
Net Investment Income:
 .Dividends from investment
  income                     $ 19,279,249  $ 8,571,925  $ 1,541,526  $  493,992
---------------------------
 .Dividends from net
  realized gains on
  investments                  84,381,126   43,720,729   33,874,592     891,458
---------------------------
Mortality and expense
 guarantees:
 .Legacy I without
  guaranteed minimum death
  benefit                     (11,003,344)  (5,518,736)  (3,334,730)   (170,022)
---------------------------
 .Legacy I with guaranteed
  minimum death benefit           (19,520)     (10,836)      (4,653)       (195)
---------------------------  ------------  -----------  -----------  ----------
NET INVESTMENT INCOME          92,637,511   46,763,082   32,076,735   1,215,233
---------------------------
Net realized and unrealized
gain (loss) on investments:
 .Net realized gain (loss)
  on investments               36,167,339   18,719,451   15,157,912     195,674
---------------------------
 .Net change in unrealized
  appreciation or
  depreciation on
  investments                  47,580,272   29,836,639   19,220,263     818,918
---------------------------  ------------  -----------  -----------  ----------
NET GAIN (LOSS) ON
 INVESTMENTS                   83,747,611   48,556,090   34,378,175   1,014,592
---------------------------  ------------  -----------  -----------  ----------
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                   $176,385,122  $95,319,172  $66,454,910  $2,229,825
---------------------------  ============  ===========  ===========  ==========





See accompanying notes.

              U.S.
              Government/
  High-Yield  AAA-Rated    Cash                                Global
  Bond        Securities   Management  International Bond      Growth
  Account     Account      Account     Account       Account   Account
----------------------------------------------------------------------------

  $4,401,863  $2,398,267   $ 643,099    $ 1,074,837  $137,349  $ 16,391
     535,506         --          --       5,320,222    31,624     6,995
    (634,880)   (449,029)   (160,929)      (689,831)  (28,226)  (16,961)
        (907)       (907)     (1,075)          (891)      (15)      (41)
  ----------  ----------   ---------   -----------   --------  --------
   4,301,582   1,948,331     481,095      5,704,337   140,732     6,384
     594,175      33,776      26,232      1,422,318    18,252      (451)
     413,269     426,825     (17,868)    (3,134,977)   30,725   (13,522)
  ----------  ----------   ---------   -----------   --------  --------
   1,007,444     460,601       8,364     (1,712,659)   48,977   (13,973)
  ----------  ----------   ---------   -----------   --------  --------
  $5,309,026  $2,408,932   $ 489,459    $ 3,991,678  $189,709  $ (7,589)
  ==========  ==========   =========   ===========   ========  ========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1997 AND 1996



                                          Growth-                     Asset
                                          Income        Growth        Allocation
                            Combined      Account       Account       Account
---------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
 1996                       $785,886,436  $377,008,450  $250,263,703  $ 6,613,785
Changes from operations:
 . Net investment income      59,473,574    33,061,425    16,167,805      897,804
--------------------------
 . Net realized gain
   (loss) on investments      29,343,024    14,407,411    13,669,140      183,214
--------------------------
 . Net change in
   unrealized appreciation
   or depreciation on
   investments                15,593,387    14,952,347    (2,339,414)     111,594
--------------------------  ------------  ------------  ------------  -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS   104,409,985    62,421,183    27,497,531    1,192,612
--------------------------
Net increase (decrease)
 from unit transactions      (68,622,458)  (33,352,157)  (28,546,710)   2,581,154
--------------------------  ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                35,787,527    29,069,026    (1,049,179)   3,773,766
--------------------------  ------------  ------------  ------------  -----------
NET ASSETS AT DECEMBER 31,
 1996                        821,673,963   406,077,476   249,214,524   10,387,551
--------------------------
Changes from operations:
 . Net investment income      92,637,511    46,763,082    32,076,735    1,215,233
--------------------------
 . Net realized gain
   (loss) on investments      36,167,339    18,719,451    15,157,912      195,674
--------------------------
 . Net change in
   unrealized appreciation
   or depreciation on
   investments                47,580,272    29,836,639    19,220,263      818,918
--------------------------  ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                  176,385,122    95,319,172    66,454,910    2,229,825
--------------------------
Net increase (decrease)
 from unit transactions      (81,081,217)  (39,030,075)  (32,495,607)   4,012,709
--------------------------  ------------  ------------  ------------  -----------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                95,303,905    56,289,097    33,959,303    6,242,534
--------------------------  ------------  ------------  ------------  -----------
NET ASSETS AT DECEMBER 31,
 1997                       $916,977,868  $462,366,573  $283,173,827  $16,630,085
--------------------------  ============  ============  ============  ===========

See accompanying notes.

               U.S.
               Government/
  High-Yield   AAA-Rated    Cash                                   Global
  Bond         Securities   Management   International Bond        Growth
  Account      Account      Account      Account       Account     Account
----------------------------------------------------------------------------------
  $52,323,004  $49,690,451  $14,771,446   $35,215,597  $      --   $      --
    3,902,701    2,646,843      501,647     2,257,758      37,591         --
      546,963      196,545       33,734       307,274      (1,257)        --
    1,230,568   (2,286,249)      15,487     3,874,918      34,136         --
  -----------  -----------  -----------   -----------  ----------  ----------
    5,680,232      557,139      550,868     6,439,950      70,470         --
   (7,187,721) (10,873,838)    (894,132)    7,963,293   1,687,653         --
  -----------  -----------  -----------   -----------  ----------  ----------
   (1,507,489) (10,316,699)    (343,264)   14,403,243   1,758,123         --
  -----------  -----------  -----------   -----------  ----------  ----------
   50,815,515   39,373,752   14,428,182    49,618,840   1,758,123         --
    4,301,582    1,948,331      481,095     5,704,337     140,732       6,384
      594,175       33,776       26,232     1,422,318      18,252        (451)
      413,269      426,825      (17,868)   (3,134,977)     30,725     (13,522)
  -----------  -----------  -----------   -----------  ----------  ----------
    5,309,026    2,408,932      489,459     3,991,678     189,709      (7,589)
   (4,449,387)  (7,843,675)  (3,419,430)   (2,164,195)    826,573   3,481,870
  -----------  -----------  -----------   -----------  ----------  ----------
      859,639   (5,434,743)  (2,929,971)    1,827,483   1,016,282   3,474,281
  -----------  -----------  -----------   -----------  ----------  ----------
  $51,675,154  $33,939,009  $11,498,211   $51,446,323  $2,774,405  $3,474,281
  ===========  ===========  ===========   ===========  ==========  ==========

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES

THE ACCOUNT: Lincoln National Variable Annuity Account E (the Variable Ac-count) is a segregated investment account of The Lincoln National Life Insur-ance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of one product offering a guaranteed minimum death benefit (GMDB) rider op-tion.

INVESTMENTS: The Variable Account invests in the American Variable Insurance Series (AVIS) which consist of nine funds: Growth-Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA Rated Securi-ties Fund, Cash Management Fund, International Fund, Bond Fund and Global Growth Fund (the Funds). Investments in the funds are stated at the closing net asset value per share on December 31, 1997. AVIS is registered as an open-ended management investment company.

Investment transactions are accounted for on a trade date-basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average-cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts in-volving life contingencies are calculated using a modification of the 1971 In-dividual Annuitant Mortality Table and an assumed investment rate of 4%.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at a per-centage of the Variable Account each day. The rates are as follows:

 . Legacy I at a daily rate of .0034247% (1.25% on an annual basis)
 . Legacy I with GMDB at a daily rate of .00383561643% (1.40% on an annual ba-sis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1997.

Growth-Income Account                         $358,605
--------------------------------------------
Growth Account                                 234,360
--------------------------------------------
Asset Allocation Account                         8,549
--------------------------------------------
High-Yield Bond Account                         40,106
--------------------------------------------
U.S. Government/AAA-Rated Securities Account    30,592
--------------------------------------------
Cash Management Account                         23,807
--------------------------------------------
International Account                           44,824
--------------------------------------------
Bond Account                                     2,006
--------------------------------------------
Global Growth                                      821
--------------------------------------------  --------
                                              $743,670
                                              ========

Accordingly, the Company is responsible for all sales, general, and adminis-trative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS CONTINUED

3. NET ASSETS

Net Assets at December 31, 1997 consisted of the following:

                                          Growth-                   Asset
                                          Income       Growth       Allocation
                             Combined     Account      Account      Account
-------------------------------------------------------------------------------
Unit Transactions:
Accumulation units           $192,185,335 $ 82,238,133 $ 41,905,428 $11,842,135
---------------------------
Annuity reserves                1,996,818      973,539      191,060     167,086
---------------------------  ------------ ------------ ------------ -----------
                              194,182,153   83,211,672   42,096,488  12,009,221
Accumulated net investment
 income                       345,155,335  170,189,236   87,871,828   2,639,184
---------------------------
Accumulated net realized
 gain (loss) on investments   128,916,277   56,282,495   64,338,735     421,273
---------------------------
Net unrealized appreciation
 (depreciation) on
 investments                  248,724,103  152,683,170   88,866,776   1,560,407
---------------------------  ------------ ------------ ------------ -----------
                             $916,977,868 $462,366,573 $283,173,827 $16,630,085
                             ============ ============ ============ ===========

             U.S.
             Government/
High-Yield   AAA-Rated   Cash                                 Global
Bond         Securities  Management  International Bond       Growth
Account      Account     Account     Account       Account    Account
-------------------------------------------------------------------------
 $8,512,096   $2,700,471 $   839,282 $38,270,884   $2,415,310 $3,461,596
    186,782      141,164      54,983     163,014       98,916     20,274
-----------  ----------- ----------- -----------   ---------- ----------
  8,698,878    2,841,635     894,265  38,433,898    2,514,226  3,481,870
 36,672,962   28,029,342   9,448,894  10,119,182      178,323      6,384
  2,472,140    2,584,196   1,227,182   1,573,712       16,995       (451)
  3,831,174      483,836    (72,130)   1,319,531       64,861    (13,522)
-----------  ----------- ----------- -----------   ---------- ----------
$51,675,154  $33,939,009 $11,498,211 $51,446,323   $2,774,405  3,474,281
===========  =========== =========== ===========   ========== ==========

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                        Year Ended December 31
                                     1997                      1996
                            Units        Amount       Units        Amount
-------------------------------------------------------------------------------
GROWTH-INCOME ACCOUNT
Accumulation Units:
Contract purchases            9,515,366  $27,854,605   10,540,136  $24,373,803
--------------------------
Terminated contracts and
transfers to annuity
reserves                    (22,897,340) (67,107,967) (24,707,912) (57,905,158)
--------------------------  -----------  -----------  -----------  -----------
                            (13,381,974) (39,253,362) (14,167,776) (33,531,355)
Annuity Reserves:
Transfers from
accumulation units and
between accounts                186,169      569,607      216,750      490,036
--------------------------
Annuity payments               (121,199)    (352,637)    (106,398)    (214,250)
--------------------------
Reimbursement of mortality
guarantee adjustment              2,034        6,317      (38,281)     (96,588)
--------------------------  -----------  -----------  -----------  -----------
                                 67,004      223,287       72,071      179,198
GROWTH ACCOUNT
Accumulation Units:
Contract purchases            7,413,667   23,374,570   12,024,738   30,187,898
--------------------------
Terminated contracts and
transfers to annuity
reserves                    (17,898,720) (55,799,816) (23,311,473) (58,691,504)
--------------------------  -----------  -----------  -----------  -----------
                            (10,485,053) (32,425,246) (11,286,735) (28,503,606)
Annuity Reserves:
Transfers from
accumulation units and
between accounts                 38,047      123,024       45,043      118,037
--------------------------
Annuity payments                (61,157)    (192,532)     (60,964)    (162,288)
--------------------------
Receipt (reimbursement) of
mortality guarantee
adjustment                         (250)        (853)         415        1,147
--------------------------  -----------  -----------  -----------  -----------
                                (23,360)     (70,361)     (15,506)     (43,104)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                        Year Ended December 31
                                      1997                     1996
                             Units       Amount       Units       Amount
------------------------------------------------------------------------------
ASSET ALLOCATION ACCOUNT
Accumulation Units:
Contract purchases            4,674,927    6,947,952   3,807,410    5,011,478
---------------------------
Terminated contracts and
transfers to annuity
reserves                     (2,249,293)  (3,037,757) (1,832,754)  (2,404,180)
---------------------------  ----------  -----------  ----------  -----------
                              2,425,634    3,910,195   1,974,656    2,607,298
Annuity Reserves:
Transfers from accumulation
units and between accounts       96,585      163,028       8,829       11,835
---------------------------
Annuity payments                (35,734)     (60,514)    (26,398)     (37,979)
---------------------------  ----------  -----------  ----------  -----------
                                 60,851      102,514     (17,569)     (26,144)
HIGH-YIELD BOND ACCOUNT
Accumulation Units:
Contract purchases            2,099,112    5,624,882   1,860,645    4,292,963
---------------------------
Terminated contracts and
transfers to annuity
reserves                     (3,877,455) (10,168,247) (5,038,600) (11,563,870)
---------------------------  ----------  -----------  ----------  -----------
                             (1,778,343)  (4,543,365) (3,177,955)  (7,270,907)
Annuity Reserves:
Transfers from accumulation
units and between accounts       60,368      160,790      64,776      150,749
---------------------------
Annuity payments                (25,820)     (67,342)    (23,781)     (55,464)
---------------------------
Reimbursement of mortality
guarantee adjustment                196          530      (4,983)     (12,099)
---------------------------  ----------  -----------  ----------  -----------
                                 34,744       93,978      36,012       83,186
U.S. GOVERNMENT/AAA-RATED
 SECURITIES ACCOUNT
Accumulation Units:
Contract purchases            1,124,622    1,975,014   2,518,074    4,157,391
---------------------------
Terminated contracts and
transfers to annuity
reserves                     (5,581,799)  (9,884,586) (8,997,754) (15,068,410)
---------------------------  ----------  -----------  ----------  -----------
                             (4,457,177)  (7,909,572) (6,479,680) (10,911,019)
Annuity Reserves:
Transfers from accumulation
units and between accounts       54,132       99,012      35,915       61,658
---------------------------
Annuity payments                (18,882)     (33,755)    (11,047)     (19,166)
---------------------------
Receipt (reimbursement) of
mortality guarantee
adjustment                          344          640      (3,051)      (5,311)
---------------------------  ----------  -----------  ----------  -----------
                                 35,594       65,897      21,817       37,181

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                        Year Ended December 31
                                     1997                      1996
                            Units        Amount       Units        Amount
-------------------------------------------------------------------------------
CASH MANAGEMENT ACCOUNT
Accumulation Units:
Contract purchases            9,588,206   14,793,214   12,030,851   17,751,903
--------------------------
Terminated contracts and
transfers to annuity
reserves                    (11,786,541) (18,157,160) (12,515,148) (18,474,236)
--------------------------  -----------  -----------  -----------  -----------
                             (2,198,335)  (3,363,946)    (484,297)    (722,333)
Annuity Reserves:
Transfers from
accumulation units and
between accounts                      0            0      (79,045)    (116,265)
--------------------------
Annuity payments                (35,908)     (55,568)     (37,345)     (55,673)
--------------------------
Receipt of mortality
 guarantee adjustment                54           84           92          139
--------------------------  -----------  -----------  -----------  -----------
                                (35,854)     (55,484)    (116,298)    (171,799)
INTERNATIONAL ACCOUNT
Accumulation Units:
Contract purchases            9,147,633   13,126,908   14,756,117   17,417,127
--------------------------
Terminated contracts and
transfers to annuity
reserves                    (10,589,509) (15,306,258)  (8,119,189)  (9,595,403)
--------------------------  -----------  -----------  -----------  -----------
                             (1,441,876)  (2,179,350)   6,636,928    7,821,724
Annuity Reserves:
Transfers from
accumulation units and
between accounts                 39,020       56,495      143,251      166,145
--------------------------
Annuity payments                (29,121)     (41,491)     (25,552)     (23,120)
--------------------------
Receipt (reimbursement) of
mortality guarantee
adjustment                          111          151       (1,171)      (1,456)
--------------------------  -----------  -----------  -----------  -----------
                                 10,010       15,155      116,528      141,569
BOND ACCOUNT
Accumulation Units:
Contract purchases            1,298,894    1,391,251    1,989,096    2,042,272
--------------------------
Terminated contracts and
transfers to annuity
reserves                       (627,983)    (663,594)    (307,968)    (354,619)
--------------------------  -----------  -----------  -----------  -----------
                                670,911      727,657    1,681,128    1,687,653
Annuity Reserves:
Transfers from
accumulation units and
between accounts                 95,597      108,430           --           --
--------------------------
Annuity payments                 (8,402)      (9,514)          --           --
--------------------------
Receipt (reimbursement) of
mortality guarantee
adjustment                           --            0           --           --
--------------------------  -----------  -----------  -----------  -----------
                                 87,195       98,916           --           --

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS CONTINUED

                                          Year Ended December 31
                                        1997                     1996
                               Units      Amount        Units     Amount
-------------------------------------------------------------------------------
GLOBAL GROWTH ACCOUNT
Accumulation Units:
Contract purchases             3,805,637     4,125,375         --           --
-----------------------------
Terminated contracts and
transfers to annuity reserves   (598,218)     (663,779)        --           --
-----------------------------  ---------  ------------  --------- ------------
                               3,207,419     3,461,596          0            0
Annuity Reserves:
Transfers from accumulation
units and between accounts        22,542        23,364         --           --
-----------------------------
Annuity payments                    (833)         (898)        --           --
-----------------------------
Receipt (reimbursement) of
mortality guarantee
adjustment                        (2,090)       (2,192)        --           --
-----------------------------  ---------  ------------  --------- ------------
                                  19,619        20,274         --           --
NET DECREASE FROM UNIT
 TRANSACTIONS                             ($81,081,217)           ($68,622,458)
                                          ============            ============

5. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1997.

                                              Aggregate    Aggregate
                                              Cost of      Proceeds
                                              Purchases    from Sales
-----------------------------------------------------------------------
Growth-Income Account                         $ 56,444,674 $ 49,129,296
--------------------------------------------
Growth Account                                  41,512,387   42,191,755
--------------------------------------------
Asset Allocation Account                         6,717,167    1,499,629
--------------------------------------------
High-Yield Bond Account                          6,847,225    7,047,245
--------------------------------------------
U.S. Government/AAA-Rated Securities Account     3,064,432    9,000,773
--------------------------------------------
Cash Management Account                         11,518,185   14,471,840
--------------------------------------------
International Account                           12,949,775    9,459,484
--------------------------------------------
Bond Account                                     1,490,408      524,794
--------------------------------------------
Global Growth                                    3,703,462      215,090
--------------------------------------------  ------------ ------------
                                              $144,247,715 $133,539,906
                                              ============ ============

6. NEW INVESTMENT FUND

Effective January 1, 1996, the AVIS Bond Fund became available as an investment option for Variable Account contract owners. Effective April 25, 1997, the AVIS Global Growth Fund became available as an investment option for Variable Ac-count contract owners.

7. DAILY VALUATION CALCULATIONS

Effective October 1996, the daily unit value calculation process was transferred from the Company to the Delaware Group, an affiliate of the Company. Costs associated with the calculation of the unit value are paid by the Company.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln National Variable Annuity Account E

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Account E (Variable Account) as of December 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's manage-ment. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by corre-spondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evalu-ating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable An-nuity Account E at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting princi-ples.

Fort Wayne, Indiana
April 7, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                      POST-EFFECTIVE AMENDMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

    1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B. The following Financial Statements of Account E are included in Part B of this Registration Statement:

         Statement of Net Assets -- December 31, 1997
         Statement of Operations -- Year ended December 31, 1997
         Statements of Changes in Net Assets -- Years ended December 31, 1997 and 1996
         Notes to Financial Statements -- December 31, 1997
         Report of Ernst & Young LLP, Independent Auditors

    3. The following Statutory-Basis Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI:

         Balance Sheets -- Statutory Basis -- Years ended December 31, 1997 and 1996
         Statements of Income -- Statutory Basis -- Years ended December 31, 1997, 1996, and 1995
         Statements of Capital and Surplus -- Statutory Basis -- Years ended December 31, 1997, 1996, and 1995
         Notes to Statutory-Basis Financial Statements -- December 31, 1997 Supplemental Schedule of Selected Statutory-Basis Financial Data -- December 31, 1997
         Report of Ernst & Young LLP, Independent Auditors

                    (b)  List of Exhibits


(1)(a) Resolutions of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account E

(1)(b)   Establishing Resolution of Segregated Investment Account

(2)      None.

(3)(a)   Underwriting Agreement

(3)(b)   Amendment to Underwriting Agreement

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(4)(a)   Variable Annuity Contract

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(5)(a)   Application

(6) Articles of Incorporation and Bylaws of Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(7)      Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745 filed on November 21, 1997).

(8)(b)   Participation Agreement

(9) Consent and Opinion of Jeremy Sachs, incorporated herein by reference to Post-Effective Amendment #12 filed on April 22, 1998.

(10)     Consent of Ernst & Young LLP, Independent Auditors




(14)     Other Exhibits:

                    (a) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

                    (b)  Books and Records Report.

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Gabriel L. Shaheen*      President, Chief Executive Officer and Director

Jon A. Boscia**          Director

Carolyn P. Brody*        Vice President

Thomas L. Clagg*         Vice President and Associate General Counsel

Kelly D. Clevenger*      Vice President

Jeffrey K. Dellinger*    Vice President

John H. Gotta****        Senior Vice President

Jack D. Hunter*          Executive Vice President and General Counsel

Donald E. Keller*        Vice President

Stephen H. Lewis*        Senior Vice President

H. Thomas Mc Meekin**    Director

Reed P. Miller*          Vice President

Ian M. Rolland**         Director

Lawrence T. Rowland***   Executive Vice President

Keith J. Ryan*           Senior Vice President,
                         Asst. Treasurer and Chief Financial Officer

Richard C. Vaughan**     Director

Roy V. Washington*       Vice President

Janet C. Whitney**       Vice President and Treasurer

C. Suzanne Womack**      Assistant Vice President and Secretary


*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.
****Principal business address is 900 Cottage Grove Road, Bloomfield, CT 06152-2321

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH THE DEPOSITOR OR REGISTRANT

  See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System

Item 27.
                            NUMBER OF CONTRACTOWNERS

  As of January 31, 1998, there were 14,102 Contract Owners (fixed and variable).

Item 28.   Indemnification

  Refer to the initial Registration Statement.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Van Nuys, CA 91301

        John A. Agar                            Regional Vice President
        1501 N. University Drive, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

S  Richard Armstrong                   Assistant Vice President

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   8000 Town Line Avenue South
   Suite 204
   Minneapolis, MN  55438

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   Joseph T. Blair                     Senior Vice President
   27 Drumlin Road
   West Simsbury, CT 06092

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Regional Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Michael L. Brethower             Vice President
     2320 North Austin Avenue
     Georgetown, TX  78628

     C. Alan Brown                    Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

L    Daniel C. Brown                  Sr. Vice President

H    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     9508 Cable Drive
     Kensington, MD 20895

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     111 W. Chicago Avenue, Suite G3
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President

     Ruth M. Collier                          Vice President
     145 West 67th Street, Suite #12K
     New York, NY  10023

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ---------------------        ---------------------

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President
     4116 Woodbine St.
     Chevy Chase, MD 20815

L    Carl D. Cutting              Vice President

     Dan J. Delianedis            Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter Doran                              Senior Vice President
     1205 Franklin Avenue
     Garden City, NY 11530

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John R. Fodor                            Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

L  Mark P. Freeman, Jr.                Director


   Clyde E. Gardner                    Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President


   David E. Harper                     Vice President
   R.D. 1, Box 210, Rte 519
   Frenchtown, NJ 08825


   Ronald R. Hulsey                    Regional Vice President
   6744 Avalon
   Dallas, TX 75214


   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


L  Robert L. Johansen                  Vice President, Controller


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111-0121


B  Damien M. Jordan                    Vice President


   V. John Kriss                       Vice President
   P.O. Box 274
   Surfside, CA 90743


   Arthur J. Levine                    Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


L   Lorin E. Liesy                      Assistant Vice President

L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services Division


S   Stella Lopez                        Vice President


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   John C. Massar                      Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


L   Jamie R. McCrary                    Assistant Vice President


S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Mellnat                  Vice President-Institutional
                                        Investment Services Division


    David R. Murray                     Vice President
    60 Briant Avenue
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37207


   Peter A. Nyhus                    Regional Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Regional Vice President
   62 Park Drive
   Glenview, IL 60025


   Fredric Phillips                  Vice President
   32 Ridge Avenue
   Newton Centre, MA 02159



B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Regional Vice President
   4021 96th Avenue, SE
   Mercer Island, WA 98040


L  John O. Post, Jr.                 Vice President


S  Richard P. Prior                  Assistant Vice President



   Steven J. Reitman                 Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   12025 Delmahoy Drive
   Charlotte, NC 28277


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director



   Douglas F. Rowe                   Regional Vice President
   30008 Oakland Hills Drive
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------


   Christopher Rowey                  Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                   Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30202


   Richard R. Samson                  Vice President
   4604 Glencoe Avenue, No. 4
   Marina del Rey, CA 90292


   Joe D. Scarpitti                   Regional Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  Daniel B. Seivert                  Assistant Vice President


L  R. Michael Shanahan                Director


   David W. Short                     Chairman of the Board
   Suite 212, 1000 RIDC Plaza
   Pittsburgh, PA 15238-2941


   William P. Simon, Jr.              Senior Vice President
   554 Canterbury Lane
   Berwyn, PA 19312


L  John C. Smith                      Vice President-
                                      Institutional Investment
                                      Services Division

L  Mary E. Smith                      Vice President-
                                      Institutional Investment
                                      Services Division


   Rodney G. Smith                    Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080


   Nicholas D. Spadaccini             Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   #4 West Fourth Avenue, Suite 406
   San Mateo, CA 94402


B  Max D. Stites                     Vice President


   Thomas A. Stout                   Regional Vice President
   12913 Kendale Lane
   Bowie, MD 20715


   Craig R. Strauser                 Regional Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew Taylor                       Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Regional Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


H  Andrew J. Ward                    Vice President


L  David M. Ward                     Vice President-
                                     Institutional Investment
                                     Services Division


   Thomas E. Warren                  Regional Vice President
   1701 Starling Drive
   Sarasota, FL 34231



L  J. Kelly Webb Sr.                 Senior Vice President, Treasurer


(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     125 Surrey Drive
     Canonsburg, PA 15317

B    Timothy W. Weiss             Director

     N. Dexter Williams           Senior Vice President
     25 Whitside Court
     Danville, CA 94526

     Timothy J. Wilson            Regional Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo Sr.        Director, Senior Vice President

L    Robert L. Winston            Director, Sr. Vice President

     Laurie B. Wood               Regional Vice President
     3500 West Camino de Urania
     Tucson, AZ 85741

     William R. Yost              Regional Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     320 Robinson Drive
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

Item 30.  Location of Accounts and Records

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31. Management Services

     Not Applicable.

50

Item 32. Undertakings
---------------------

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

     (d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

Item 33. ( Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34. (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC Section 403(b) Plan Participants

     Refer to initial Registration Statement.
51

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and State of Indiana on this 27th day of April, 1998.


                                            LINCOLN NATIONAL VARIABLE ANNUITY
                                            ACCOUNT E (Registrant)

                                            By: /s/ Stephen H. Lewis
                                                --------------------------------
                                                Stephen H. Lewis
                                                (Signature-Officer of Depositor)
                                                Senior Vice President, LNL
                                                (Title)

                                            By: THE LINCOLN NATIONAL LIFE
                                                INSURANCE COMPANY
                                                (Depositor)

                                            By: /s/ Gabriel L. Shaheen
                                                --------------------------------
                                                Gabriel L. Shaheen
                                                President
                                                (Title)

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                             Title                           Date
----------                             -----                           ----

/s/ Gabriel L. Shaheen    President, Chief Executive Officer      April 27, 1998
----------------------    & Director (Principal Executive
Gabriel L. Shaheen        Officer)

                          Executive Vice President                April 27, 1998
----------------------    General Counsel and Director
Jack D. Hunter


                          Executive Vice President and            April 27, 1998
----------------------    Director
Lawrence T. Rowland

/s/ Keith J. Ryan         Senior Vice President, Chief            April 27, 1998
----------------------    Financial Officer and Assistant
Keith J. Ryan             Treasurer (Principal Accounting
                          Officer and Principal Financial Officer)

/s/ Ian M. Rolland        Director                                April 27, 1998
----------------------
Ian M. Rolland

/s/ Jon A. Boscia         Director                                April 27, 1998
----------------------
Jon A. Boscia


/s/ H. Thomas McMeekin    Director                                April 27, 1998
----------------------
H. Thomas McMeekin


/s/ Richard C. Vaughan    Director                                April 27, 1998
----------------------
Richard C. Vaughan